Schedule of right-of-use assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	$ 63,518
At 30 June 2026	(36,830)
Carrying amount at the end of the year	347,950	$ 63,518
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year
Carrying amount at the end of the year	312,997
Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	62,506
Carrying amount at the end of the year	34,953	62,506
Land [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	1,012
Carrying amount at the end of the year		1,012
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	429,026	85,412
At 30 June 2026	(81,076)	(21,894)
Carrying amount at the end of the year		429,026
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	344,006
At 30 June 2026	(31,009)
Carrying amount at the end of the year		344,006
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	72,946	83,343
At 30 June 2026	(37,993)	(20,837)
Carrying amount at the end of the year		72,946
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Carrying amount at the beginning of the year	12,074	2,069
At 30 June 2026	$ (12,074)	(1,057)
Carrying amount at the end of the year		$ 12,074